SUPPLEMENT DATED FEBRUARY 14, 2007 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2006

                          JNL(R) INVESTORS SERIES TRUST

ON PAGES 16 AND 17, PLEASE DELETE THE TABLE ENTITLED "ANNUAL FUND OPERATING EXPENSES" AND FOOTNOTES 1 THROUGH 4 IN ITS ENTIRETY, AND REPLACE IT WITH THE
FOLLOWING:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

----------------------------------------------------- --------------------- ---------------------
                                                            CLASS A               CLASS C
----------------------------------------------------- --------------------- ---------------------
----------------------------------------------------- --------------------- ---------------------
Management Fee/Administrative Fee                              0.00%                0.00%
----------------------------------------------------- --------------------- ---------------------
----------------------------------------------------- --------------------- ---------------------
Rule 12b-1 Fee(4)                                              0.00%                0.75%
----------------------------------------------------- --------------------- ---------------------
----------------------------------------------------- --------------------- ---------------------
Other Expenses 2, (4)                                          0.10%                0.10%
----------------------------------------------------- --------------------- ---------------------
----------------------------------------------------- --------------------- ---------------------
Total Annual Fund Operating Expenses (3)                     0.10%(4)             0.85%(4)
----------------------------------------------------- --------------------- ---------------------

(1) This change applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase. See "Sales Charges and Fees by Share Class".

(2) Other Expenses are based on estimated amounts for the current fiscal year.

(3) JNAM has voluntarily agreed to reimburse the Other Expenses of the Perspective 10 x 10 Fund through October 31, 2007 to limit Net Operating Expenses (excluding brokerage expense, interest, taxes, and extraordinary expenses) to 0% for Class A and 0.75% for Class C. There can be no assurance that JNAM will continue to reimburse expenses after October 31, 2007. JNAM may seek restitution from the Perspective 10 x 10 Fund for expenses reimbursed through October 31, 2007; however, such restitution is limited to the extent that it would not cause the Perspective 10 x 10 Fund to exceed current expense limitations. Certain expenses of the Perspective 10 x 10 Fund such as transfer agent fees, registration fees, printing, and other miscellaneous costs will be paid by the Underlying Funds in accordance with the Administration Agreement. Provided, however, that the Perspective 10 x 10 Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the fee was reimbursed.

4 As an investor in the Underlying Funds, the Perspective 10 x 10 Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees and Distribution Fees. Distribution Fees include a 12b-1 fee of .25% for each Class of shares in the Underlying Funds (see pages 5 and 11 for Fees and Expenses, respectively for the Jackson Perspective 5 Fund and the Jackson Perspective Index 5 Fund). The total annual operating expenses of the Perspective 10 x 10 Fund, including the operating expenses of the Underlying Funds in which it invests, is expected to be approximately 1.20% for Class A and 1.95% for Class C through October 31, 2007. These include a 12b-1 fee of .25% for each Class of shares.


ON PAGE 40,  PLEASE  DELETE THE TABLE IN ITS  ENTIRETY,  AND REPLACE IT WITH THE
FOLLOWING:

SHARE CLASS           FRONT-END SALES CHARGE              ANNUAL                  CDSC           CONVERSION TO CLASS
                                                        12B-1 FEES                                    A SHARES
------------ --- --------------------------------- ---------------------- --------------------- ----------------------
------------ --- --------------------------------- ---------------------- --------------------- ----------------------
  CLASS A        YES - for purchases below                0.25%             NO - for purchases           N/A
                 $1,000,000 (front-end sales        (0% for Jackson         below $1,000,000
                 charge reductions begin for           Perspective
                 investments which are               10 x 10 Fund*)
                 $50,000 or more).
------------ --- --------------------------------- ---------------------- --------------------- ----------------------
------------ --- --------------------------------- ---------------------- --------------------- ----------------------
  CLASS C        NO                                        1.00%            YES - 1.00% on        YES - in the month
                                                     (.75% for Jackson      shares redeemed       of 10th anniversary
                                                        Perspective         within one year of
                                                      10 x 10 Fund*)        purchase
------------ --- --------------------------------- ---------------------- --------------------- ----------------------

*In addition to the 12b-1 fee noted above, the Underlying Funds will pay a .25% 12b-1 fee.

ON PAGE 41, PLEASE DELETE THE SECOND TO LAST PARAGRAPH IN ITS ENTIRETY, AND REPLACE IT WITH THE FOLLOWING:

The annual 12b-1 fees are 0.25% for Class A shares. For the Jackson Perspective 10 x 10 Fund, the Underlying Funds will pay a .25% 12b-1 fee.


ON PAGE 42, PLEASE DELETE THE SECTION ENTITLED "CLASS C SHARES" IN ITS ENTIRETY, AND REPLACE IT WITH THE FOLLOWING:

                                 CLASS C SHARES

Class C shares are offered at NAV without a front-end sales charge. Annual 12b-1 fees are 1.00% (0.75% for the Jackson Perspective 10 x 10 Fund). For the Jackson Perspective 10 x 10 Fund, the Underlying Funds will pay a .25% 12b-1 fee in addition to the .75% 12b-1 fee for the Jackson Perspective 10 x 10 Fund. The Funds' distributor may advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, the distributor may retain the service and distribution fee paid by a Fund with respect to such shares for the first year of purchase. The Distributor and its affiliates are entitled to retain all service fees payable under the Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and /or account maintenance services performed by the distributor or its affiliates for shareholder accounts. Sales charges do not apply to reinvested dividends or capital gain distributions. You will also be charged a 1% CDSC on shares that you redeem within 1 year of purchase. In the month of the 10th anniversary of the purchase date, Class C shares will automatically be converted to Class A shares.


ON PAGE 47, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY, AND REPLACE IT WITH THE FOLLOWING:

The following list sets forth the companies receiving additional compensation from the Jackson affiliates for 2007 in connection with the sale of the Funds:

     >>   Geneos Wealth Management
     >>   Intersecurities, Inc.
     >>   Mutual Service Corporation
     >>   National Planning Corporation
     >>   Investment Centers of America, Inc.
     >>   IFC Holdings, Inc. d/b/a Invest Financial Corporation
     >>   SII Investments, Inc.

This Supplement is dated February 14, 2007.

(To be used with: VC6045 1/07.)
                                                                    V6114 02/07

               SUPPLEMENT DATED FEBRUARY 14, 2007 TO THE STATEMENT
                OF ADDITIONAL INFORMATION DATED DECEMBER 15, 2006

                          JNL(R) INVESTORS SERIES TRUST


ON PAGE 50, PLEASE ADD THE FOLLOWING TO THE SECTION ENTITLED "THE DISTRIBUTOR":

Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 o      National Planning Corporation,

                 o      SII Investments, Inc.,

                 o      IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 o      Investment Centers of America, Inc., and

                 o      Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

This Supplement is dated February 14, 2007.

(To be used with V6043 01/07.)
                                                                    V6115 02/07